Other Payable (Tables)	12 Months Ended
Sep. 30, 2025
Other Payable [Abstract]
Schedule of Other Payable
	As of September 30,
	2024	2025	2025
	HKD	HKD	US$
Other payable	823,580	—	—
	823,580	—	—